Disclosure of information on segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information on segments
Schedule of reconciliation segment profit (loss) to the consolidated profit (loss) from continued operations

The reconciliation of segment profit (loss) to the consolidated profit (loss) from continuing operations follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Segment profit (loss)	1,037,119	934,003	129,699
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	(912,602)	(1,204,076)	(295,019)
Elimination of intercompany sales	(98,879)	(101,460)	(89,006)
Elimination of cost of sales and operating expenses intercompany	98,879	101,460	89,593
Elimination of share in the results of subsidiaries and associates	(307)	395,285	82,284
Other	178	(412)	(1,080)
Consolidated profit (loss) from continuing operations	124,388	124,800	(83,529)

Schedule of econciliation segment assets to the consolidated assets

The reconciliation of segment assets to the consolidated assets follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Segment assets	13,836,447	14,063,903	13,276,273
Elimination of assets of equity accounted investees, not consolidated (owned by third parties)	(8,422,909)	(8,598,678)	(8,250,964)
Elimination of the subsidiaries and associates of the Parent company	(920,601)	(914,940)	(1,005,368)
Elimination of intercompany receivables	(16,921)	(15,188)	(57,810)
Other	27,211	26,714	17,486
Consolidated assets	4,503,227	4,561,811	3,979,617

Schedule of reconciliation segment liabilities to the consolidated liabilities

The reconciliation of segment liabilities to the consolidated liabilities follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Segment liabilities	2,824,648	4,454,433	3,532,172
Elimination of liabilities of equity accounted investees, not consolidated	(1,460,297)	(2,148,520)	(2,283,470)
Elimination of intercompany payables	(24,140)	(282,530)	(68,961)
Other	75	(103)	19
Consolidated liabilities	1,340,286	2,023,280	1,179,760

Schedule of revenue from contract with customers

											Industrial
	Uchuchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2022
Revenues by type of customers:
Sales by customers -
External	5,052	134,158	50,652	152,537	385,731	1,220	—	—	—	—	53,347	782,697	—	782,697
Inter-segment	—	—	—	—	—	50,338	—	—	—	—	—	50,338	(50,338)	—
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -
External	—	—	—	—	—	—	5,015	17,207	—	—	—	22,222	—	22,222
Inter-segment	—	—	—	—	—	—	47,418	—	—	421	—	47,839	(47,839)	—
	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalties -
External	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

Revenues by geographic region:
Metal and concentrates sales -
Peru	2,733	20,475	46,124	140,593	322,372	51,558	—	—	—	—	248	548,103	(50,338)	533,765
America - other than Peru	—	113,683	—	11,942	—	—	—	—	—	—	53,099	178,724	—	178,724
Europe	2,319	—	25	2	31,066	—	—	—	—	—	—	33,412	—	33,412
Asia	—	—	4,503	—	32,293	—	—	—	—	—	—	36,796	—	36,796
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -
Peru	—	—	—	—	—	—	52,433	17,080	—	421	—	69,934	(62,109)	20,936
America - other than Peru	—	—	—	—	—	—	—	127	—	—	—	127	—	127
Europe	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalties -
Peru	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

Revenues by type of good or services:
Sales by metal -
Silver	8,363	755	51,232	32,269	62,951	2,218	—	—	—	—	2,245	160,033	(2,110)	157,923
Gold	—	134,200	28	84,003	29,326	51,908	—	—	—	—	50,888	350,353	(50,606)	299,747
Copper	—	—	516	—	366,762	—	—	—	—	—	—	367,278	—	367,278
Zinc	400	—	—	40,087	66,999	—	—	—	—	—	—	107,486	—	107,486
Lead	(55)	—	856	19,616	12,534	—	—	—	—	—	—	32,951	—	32,951
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	361	361	—	361
Antimony	—	—	28	—	—	—	—	—	—	—	—	28	—	28
	8,708	134,955	52,660	175,975	538,572	54,126	—	—	—	—	53,494	1,018,490	(52,716)	965,774
Commercial deductions	(3,656)	(797)	(2,008)	(23,438)	(152,841)	(2,568)	—	—	—	—	(147)	(185,455)	2,378	(183,077)
	5,052	134,158	50,652	152,537	385,731	51,558	—	—	—	—	53,347	833,035	(50,338)	782,697
Services -	—	—	—	—	—	—	52,433	17,207	—	421	—	70,061	(47,839)	22,222
Royalty income -	—	—	—	—	—	—	—	—	1,381	—	—	1,381	—	1,381
	5,052	134,158	50,652	152,537	385,731	51,558	52,433	17,207	1,381	421	53,347	904,477	(98,177)	806,300

											Industrial
	Uchucchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2022
Revenues by type of customers:
Sales by customers -
External	80,407	89,474	57,227	182,061	468,238	29	—	—	—	—	46,954	924,390	—	924,390
Inter-segment	—	—	—	—	—	39,227	—	—	—	—	—	39,227	(39,227)	—
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -
External	—	—	—	—	—	—	5,401	15,651	—	—	—	21,052	—	21,052
Inter-segment	—	—	—	—	—	—	47,682	—	—	551	13,876	62,109	(62,109)	—
	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalties -
External	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370
Revenues by geographic region:
Metal and concentrates sales -
Peru	69,378	6,794	43,031	161,629	420,098	39,254	—	—	—	—	2,005	742,189	(39,227)	702,962
America - other than Peru	—	82,680	—	19,602	—	2	—	—	—	—	43,704	145,988	—	145,988
Europe	10,795	—	14,196	830	24,737	—	—	—	—	—	1,245	51,803	—	51,803
Asia	234	—	—	—	23,403	—	—	—	—	—	—	23,637	—	23,637
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -
Peru	—	—	—	—	—	—	53,083	15,535	—	551	13,876	83,045	(62,109)	20,936
America - other than Peru	—	—	—	—	—	—	—	96	—	—	—	96	—	96
Europe	—	—	—	—	—	—	—	20	—	—	—	20	—	20
	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalties -
Peru	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370

Revenues by type of good or services:
Sales by metal -
Silver	86,988	358	60,596	38,978	126,979	2,504	—	—	—	—	2,986	319,389	(2,459)	316,930
Gold	19	89,426	371	112,182	21,570	38,854	—	—	—	—	39,103	301,525	(38,849)	262,676
Copper	—	—	140	—	340,382	—	—	—	—	—	—	340,522	—	340,522
Zinc	15,214	—	—	32,001	96,365	—	—	—	—	—	—	143,580	—	143,580
Lead	9,300	—	828	19,483	22,296	—	—	—	—	—	—	51,907	—	51,907
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	4,976	4,976	—	4,976
	111,521	89,784	61,935	202,644	607,592	41,358	—	—	—	—	47,065	1,161,899	(41,308)	1,120,591
Commercial deductions	(31,114)	(310)	(4,708)	(20,583)	(139,354)	(2,102)	—	—	—	—	(111)	(198,282)	2,081	(196,201)
	80,407	89,474	57,227	182,061	468,238	39,256	—	—	—	—	46,954	963,617	(39,227)	924,390
Services -	—	—	—	—	—	—	53,083	15,651	—	551	13,876	83,161	(62,109)	21,052
Royalty income -	—	—	—	—	—	—	—	—	15,928	—	—	15,928	—	15,928
	80,407	89,474	57,227	182,061	468,238	39,256	53,083	15,651	15,928	551	60,830	1,062,706	(101,336)	961,370

											Industrial
	Uchucchacua						Energy		Rental of	Holding of	activities	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	(Temporary	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2020
Revenues by type of customers:
Sales by customers -
External	91,007	77,907	31,663	143,233	251,974	2,554	—	—	—	—	36,336	634,674	—	634,674
Inter-segment	—	—	—	—	(160)	30,470	—	—	—	—	—	30,310	(30,310)	—
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -
External	—	—	—	—	—	—	5,532	14,753	—	—	—	20,285	—	20,285
Inter-segment	—	—	—	—	—	—	42,722	—	—	607	15,335	58,664	(58,664)	—
	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties -
External	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

Revenues by geographic region:
Metal and concentrates sales -
Peru	77,077	7,097	3,238	81,058	216,481	32,886	—	—	—	—	2,327	420,164	(30,310)	389,854
America - other than Peru	—	70,810	—	60,273	—	138	—	—	—	—	32,279	163,500	—	163,500
Europe	11,503	—	28,425	552	—	—	—	—	—	—	1,730	42,210	—	42,210
Asia	2,427	—	—	1,350	35,333	—	—	—	—	—	—	39,110	—	39,110
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -
Peru	—	—	—	—	—	—	48,254	14,641	—	607	15,335	78,837	(58,664)	20,173
America - other than Peru	—	—	—	—	—	—	—	92	—	—	—	92	—	92
Europe	—	—	—	—	—	—	—	20	—	—	—	20	—	20
	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalties -
Peru	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597

Revenues by type of good or services:
Sales by metal -
Silver	97,903	185	33,631	32,766	63,312	2,241	—	—	—	—	2,337	232,375	(1,877)	230,498
Gold	14	77,964	14	105,359	13,667	32,672	—	—	—	—	30,023	259,713	(30,123)	229,590
Copper	—	—	48	—	181,007	—	—	—	—	—	—	181,055	256	181,311
Zinc	8,356	—	—	9,513	102,677	—	—	—	—	—	—	120,546	—	120,546
Lead	6,760	—	529	10,688	30,449	—	—	—	—	—	—	48,426	—	48,426
Manganese sulfate	—	—	—	—	—	—	—	—	—	—	4,051	4,051	—	4,051
	113,033	78,149	34,222	158,326	391,112	34,913	—	—	—	—	36,411	846,166	(31,744)	814,422
Commercial deductions	(22,026)	(242)	(2,559)	(15,093)	(139,298)	(1,889)	—	—	—	—	(75)	(181,182)	1,434	(179,748)
	91,007	77,907	31,663	143,233	251,814	33,024	—	—	—	—	36,336	664,984	(30,310)	634,674
Services -	—	—	—	—	—	—	48,254	14,753	—	607	15,335	78,949	(58,664)	20,285
Royalty income -	—	—	—	—	—	—	—	—	18,638	—	—	18,638	—	18,638
	91,007	77,907	31,663	143,233	251,814	33,024	48,254	14,753	18,638	607	51,671	762,571	(88,974)	673,597